Offsetting of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets and Liabilities [Line Items]
Repurchase agreements gross and Net Amounts of Liabilities Presented in the Statement of Financial Condition		$ 89,944
Repurchase agreements gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments		89,944
Repurchase agreements gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received		0
Repurchase agreements Net Amount		0
Gross and Net Amounts of Liabilities Presented in the Statement of Financial Condition		178,126
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments		175,310
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received		1,345
Net Amount		1,471
Freestanding Derivatives
Offsetting Assets and Liabilities [Line Items]
Derivatives gross and Net Amounts of Assets Presented in the Statement of Financial Condition	$ 190,079	277,603
Derivatives gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	107,330	165,897
Derivatives gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	49,532	96,436
Derivatives Net Amount	33,217	15,270
Derivatives gross and Net Amounts of Liabilities Presented in the Statement of Financial Condition	90,635	88,182
Derivatives gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	87,777	85,366
Derivatives gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	625	1,345
Derivatives Net Amount	$ 2,233	$ 1,471